Equity Incentive Schemes and Stock Compensation Charges - Outstanding and Exercisable Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum range exercise price (USD per share)	$ 20.83
Maximum range exercise price (USD per share)	233.88
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum range exercise price (USD per share)	20.83
Maximum range exercise price (USD per share)	96.15
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum range exercise price (USD per share)	103.81
Maximum range exercise price (USD per share)	121.68
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum range exercise price (USD per share)	125.74
Maximum range exercise price (USD per share)	147.26
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum range exercise price (USD per share)	159.33
Maximum range exercise price (USD per share)	$ 233.88
Stock Option and Award Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	902,806
Weighted Average Remaining Contractual Life	4 years 5 months 1 day
Weighted average exercise price (USD per share)	$ 142.96	$ 119.86	$ 110.38	$ 108.53
Number of shares (in shares)	654,386
Vested and exercisable at end of period (USD per share)	$ 119.67
Stock Option and Award Plans | Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	201,306
Weighted Average Remaining Contractual Life	2 years 3 months 14 days
Number of shares (in shares)	201,306
Stock Option and Award Plans | Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	132,964
Weighted Average Remaining Contractual Life	4 years 6 months 14 days
Number of shares (in shares)	132,964
Stock Option and Award Plans | Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	249,194
Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Number of shares (in shares)	233,371
Stock Option and Award Plans | Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	319,342
Weighted Average Remaining Contractual Life	5 years 8 months 8 days
Number of shares (in shares)	86,745